Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents
	2025	2024	2023
	AUD$	AUD$	AUD$
Cash at bank and in hand	2,309,303	514,140	121,273
Total cash and cash equivalents	2,309,303	514,140	121,273